Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) term_loan	Dec. 31, 2021 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 term_loan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) term_loan
Debt Instrument [Line Items]
Number of term loans | term_loan						4
Aggregate principal amount | $	$ 1,076,274	$ 1,414,465
Number of vessels				42	10
Foreign currency exchange (loss) gain (notes 10 and 13) | $	$ (5,354)	$ 25,478	$ 8,612
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.11%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of term loans | term_loan		2				1		2
Aggregate principal amount	$ 27,409	$ 82,300					€ 24.8	€ 76.9
Euro-denominated Term Loans | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel				1
Euro-denominated Term Loans | EURIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.95%